MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

March 31, 2025 (Unaudited)

Mutual Funds (99.4%)	Shares	Value

Shelton Capital Management Nasdaq-100 Index Investor Class	68,322	$ 2,441,827
Putnam Large Cap Value Class Y	56,286	1,979,032
Vanguard Tax-Managed Capital Appreciation Admiral Class	6,665	1,919,820
BNY Mellon Dynamic Value Class I	41,457	1,891,282
Pear Tree Quality Class I	71,589	1,838,399
Putnam Core Equity Class Y	42,745	1,760,659
Huber Select Large Cap Value Class I	47,006	1,513,127
GQG Partners US Select Quality Equity Class I	66,707	1,492,899
Fidelity Large Cap Growth Index Class I	37,539	1,323,988
T. Rowe Price All-Cap Opportunities Investor Class	18,147	1,274,115
Fidelity Mega Cap Stock	50,283	1,262,611
Fidelity Select Brokerage and Investment Management	7,230	1,220,663
Columbia Dividend Income Class I2	31,956	1,098,978
T. Rowe Price Dividend Growth Investor Class	13,000	1,019,460
Federated Hermes MDT All Cap Core Class R6	23,053	1,000,731
Principal Blue Chip Class I	19,950	874,015
Fidelity Select Construction and Housing Portfolio	7,608	851,273
Loomis Sayles Growth Class Y	30,000	804,000

Total Mutual Funds (Cost $ 19,901,270)		25,566,879

Short-Term Securities (0.4%)

Fidelity Institutional Money Market Government Portfolio Class I (Cost $ 110,334)		110,334

Total Short-Term Securities		110,334

Total Investments in Securities (Cost $ 20,011,604) (99.8%)		25,677,213

Net Other Assets and Liabilities (0.2%)		32,106

Net Assets (100%)		$ 25,709,319

As of March 31, 2025, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$19,901,270
Unrealized appreciation	5,721,437
Unrealized depreciation	55,828
Net unrealized appreciation (depreciation)	5,665,609

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

March 31,2025 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2025:

MH Elite Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 25,566,879	-	-	$ 25,566,879
Short Term Investments	110,334	-	-	110,334
Total Investments in Securities	$ 25,677,213	-	-	$ 25,677,213

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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